Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 21,360	$ 14,418
Work in progress	4,441	1,723
Finished products	39,753	77,324
Inventories	65,554	93,465
Inventories shipped to customers	19,266	49,101
Inventory write-off	904	3,483	1,963
Inventory write-off provision	$ 2,887	$ 3,505